VictoryShares Pioneer Active Credit ETF Investment Objectives and Goals - VictoryShares Pioneer Active Credit ETF	Jun. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	VictoryShares Pioneer Active Credit ETF Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The VictoryShares Pioneer Active Credit ETF (the “Fund”) seeks total return, including high current income.